Provisions - Other employee benefits, Sensitivity valuation Narratives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 5,093	€ 5,954
Discount rate | Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	120
Impact on income statement	120
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(127)
Impact on income statement	127
Individual Suspension Plan
Disclosure of defined benefit plans [line items]
Provisions for employee benefits	€ 3,073	€ 3,648
Discount rate	2.75%
Average duration of plans	2 years 8 months 23 days